Cash and Cash Equivalents - Disclosure Of Detailed Information About Cash And Cash Equivalents (Detail) - EUR (€)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash		€ 2,757	€ 2,678		€ 1,718
Banks and other credit institutions		11,636,349	2,926,469		20,914,555
Banks and other credit institutions, foreign currency	€ 108,044,344	108,044,344	110,876,659		1,342,004
Other cash equivalents		191,894	59,493		79,744
Total		€ 119,875,344	€ 113,865,299	€ 26,558,080	€ 22,338,021	[1],[2]	€ 6,447,332		€ 2,286,852

[1]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.